Walthausen Small Cap Value Fund

December 31, 2012
Fourth Quarter

Investment Objective

The Walthausen Small Cap Value Fund seeks long-term capital appreciation.

Investment Policy

The Fund invests primarily in common stocks of small capitalization companies defined as those with a market capitalization of $2 billion or less at the time of purchase. Normally, the Fund will invest at least 80% of its net assets in small capitalization stocks.

Investor Profile

The fund may be suitable to investors seeking long-term growth of capital, who can tolerate the risks associated with investing in small capitalization common stocks. The earnings and prospects of these companies are generally more volatile than larger companies.

PERFORMANCE SUMMARY (%) (as of 12/31/12)

	Q4 2012	1 Yr	3Yr *	Since * Inception (2/1/08)
Walthausen Small Cap Value Fund	7.02	32.12	20.81	15.10
Russell 2000 Value Index	3.22	18.05	11.57	4.50

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate so that when an investor's shares, when redeemed, may be worth more or less than their original cost. The current performance may be lower or higher then the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling (888) 925-8428. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Average Annualized Total Return

The Russell 2000 Value Index measures the performance of small cap value segment of the U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

FUND INVESTMENT STYLE

The Fund's investment advisor searches for securities across the broad universe of small capitalization companies, using a proprietary scoring model to identify companies that are trading at a discount to intrinsic value. Research is generated internally, avoiding external sell-side analysis. The two critical areas for analysis are the cash flow statement and balance sheet which allow an evaluation of a company's sustainable free cash flow. This cash flow can be used to invest and expand, acquire other companies, reduce debt, buy in stock or pay dividends. Investment decisions are made on the basis of whether the company is selling at a discount valuation, management has an achievable plan for building shareholder value, and their track record suggests they are capable of implementing the strategy.

Key Fund Facts

Inception Date:	02/01/08
Ticker Symbol:	WSCVX
Cusip:	933310104
Net Assets	$575.9 million
NAV:	$18.93
Total Expense Ratio:	1.32%*

Investment Minimums

Regular Account……………….	$2,500
Automatic Reinvestment Plan…	$2,500
IRA Account……………………	$2,500

*Effective June 1, 2012, Walthausen & Co. contractually agreed to reduce its Services Agreement fee from 0.45% to 0.25% of the Fund's average daily net assets in excess of $100 million through May 31, 2015.

PORTFOLIO MANAGER:

The Portfolio Manager of the fund is John Walthausen, CFA, a thirty year veteran in small cap investing. He is CIO of the Investment Adviser to the Fund, Walthausen & Co., LLC, which he formed in August, 2007. He is assisted by the investment team that joined him from his former employer, Paradigm Capital Management. At Paradigm, he was the portfolio manager of the Paradigm Value Fund, which he managed from the fund's inception in January, 2003, through to the time of his departure in July, 2007.

Investment Adviser:
Walthausen & Co., LLC
9 Executive Park Drive.
Clifton Park, NY 12065
(518) 371-3450

Transfer Agent:
Mutual Shareholders Services

Custodian Bank:
Huntington National Bank

Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus by calling (888) 925-8428. The prospectus should be read carefully before investing.

WALTHAUSEN FUNDS
(888) 925-8428
www.walthausenfunds.com

Walthausen Small Cap Value Fund

December 31, 2012
Fourth Quarter

Fund Characteristics

(as of 12/31/12)

	WSCVX	Russell 2000 Value
No. of Holdings	82	1422
Median Market Cap	$792.9m	$461.8m
Average Weighted Market Cap	$1,195.1m	$1,158.6m
Price-to-Book	1.6x	1.2x

Source: FactSet Research

TOP TEN HOLDINGS

(as of 12/31/12)

(% of net assets)

Vishay Intertechnology, Inc.	2.3
Shaw Group, Inc.	2.3
Cooper Tire & Rubber Co.	2.2
Lender Processing Services, Inc.	2.1
Standex International Corp.	2.1
Ocwen Financial Corp.	2.1
M/I Homes, Inc.	2.0
Walther Investment Management Corp.	1.9
Trimas Corp.	1.7
Primerica, Inc.	1.7
Total % of Portfolio	20.4

Fund holdings and asset allocations are subject to change, and are not recommendations to buy or sell any security.

SECTOR ALLOCATION

(as of 12/31/12)
(% of net assets)

	WSCVX	Russell 2000 Value
Industrials	23.5	13.2
Financials	20.3	36.9
Information Technology	14.9	12.0
Materials	13.0	5.8
Consumer Discretionary	13.0	12.0
Energy	7.1	6.4
Healthcare	3.0	4.4
Consumer Staples	1.6	2.5
Telecom Services	0.0	0.6
Utilities	0.0	6.2
	96.4	100.0
Net Cash*	3.6	

** Net cash represents cash equivalents and other assets less liabilities. Sectors are defined by GICS. Allocations are subject to change.*

TOP FIVE HOLDINGS PROFILE (12/31/12)

Vishay Intertechnology, Inc. (2.3%)

Engages in the manufacture and supply of semiconductors and passive electronic components in the United States, Europe, and Asia.

Shaw Group, Inc. (2.3%)

Provides technology, engineering, procurement, construction, maintenance, fabrication, manufacture, consulting, remediation, and facilities management services to electric utilities, power producers, oil companies, and industrial corporations worldwide.

Cooper Tire & Rubber Co. (2.2%)

Manufactures and markets replacement tires in North America and internationally.

Lender Processing Services, Inc. (2.1%)

Provides integrated technology and outsourced services to the mortgage lending industry in the United States, offering software systems and information solutions that facilitate and automate various business processes across the life cycle of a mortgage.

Standex International Corp. (2.1%)

Operates as a diversified manufacturer worldwide of food service equipment, air distribution, engraving, hydraulics and engineered products.

Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus by calling (888) 925-8428. The prospectus should be read carefully before investing.

WALTHAUSEN FUNDS
(888) 925-8428
www.walthausenfunds.com

Walthausen Select Value Fund

December 31, 2012
Fourth Quarter

Investment Objective

The Walthausen Select Value Fund seeks long-term capital appreciation.

Investment Policy

The Fund invests primarily in common stocks of small and mid capitalization companies defined as those with a market capitalization of $4 billion or less at the time of purchase. Normally, the Fund will invest at least 80% of its net assets in small and mid capitalization stocks.

Investor Profile

The fund may be suitable to investors seeking long-term growth of capital, who can tolerate the risks associated with investing in small and mid capitalization common stocks. The earnings and prospects of these companies are generally more volatile than larger companies.

PERFORMANCE SUMMARY (%) (as of 12/31/12)

	Q4 2012	1 Yr	Since * Inception (12/27/10)
Walthausen Select Value Fund: Investor Class	3.81	21.18	8.25
Walthausen Select Value Fund: Retail Class	3.74	20.83	7.93
Russell 2500 Value Index	4.14	19.21	7.32

Performance data quoted represents past performance and does not guarantee future results. Investment returns and principal value will fluctuate so that when an investor's shares, when redeemed, may be worth more or less than their original cost. The current performance may be lower or higher then the performance data quoted. Investors may obtain performance data current to the most recent month-end by calling (888) 925-8428. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

* Average Annualized Total Return

The Russell 2500 Value Index measures the performance of small cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

FUND INVESTMENT STYLE

The Fund's investment advisor searches for securities across the broad universe of small capitalization companies, using a proprietary scoring model to identify companies that are trading at a discount to intrinsic value. Research is generated internally, avoiding external sell-side analysis. The two critical areas for analysis are the cash flow statement and balance sheet which allow an evaluation of a company's sustainable free cash flow. This cash flow can be used to invest and expand, acquire other companies, reduce debt, buy in stock or pay dividends. Investment decisions are made on the basis of whether the company is selling at a discount valuation, management has an achievable plan for building shareholder value, and their track record suggests they are capable of implementing the strategy.

Key Fund Facts

Inception Date:	12/27/10
Net Assets	$1.7 million

Investor Class

Ticker Symbol:	WSVIX
Cusip:	933310203
NAV:	$11.28
Gross Expense Ratio:	1.45%
Net Expense Ratio:	1.20%*
Investment Minimums	
Regular Account..................	$100,000
Automatic Reinvestment Plan...	$100,000
IRA / Roth IRA Account	$100,000

* The Net Expense Ratio includes a waiver. Effective December 26, 2012 the Advisor has contractually agree to waive 0.25% of the 0.45% Services Agreement fees through May 31, 2013.

Retail Class

Ticker Symbol:	WSVRX
Cusip:	933310302
NAV:	$11.21
Gross Expense Ratio:	1.70%
Net Expense Ratio:	1.45%**
Investment Minimums	
Regular Account..................	$2,500
Automatic Reinvestment Plan...	$2,500
IRA / Roth IRA Account	$2,500

* * The Net Expense Ratio includes a waiver. Effective December 26, 2012 the Advisor has contractually agreed to waive the Rule 12b-1 fees (0.25%) through May 31, 2013.

PORTFOLIO MANAGER:

The Portfolio Manager of the fund is John Walthausen, CFA, a thirty year veteran in small cap investing. He is CIO of the Investment Adviser to the Fund, Walthausen & Co., LLC, which he formed in August,2007. He is assisted by the investment team that joined him from his former employer, Paradigm Capital Management. At Paradigm, he was the portfolio manager of the Paradigm Value Fund, which he managed from the fund's inception in January, 2003, through to the time of his departure in July, 2007.

Investment Adviser: Walthausen & Co., LLC
9 Executive Park Drive.
Clifton Park, NY 12065
(518) 371-3450

Transfer Agent: Mutual Shareholders Services
Custodian Bank: Huntington National Bank

Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus by calling (888) 925-8428. The prospectus should be read carefully before investing.

Walthausen Select Value Fund

December 31, 2012
Fourth Quarter

Fund Characteristics

(as of 12/31/12)

	WSCVX	Russell 2500 Value
No. of Holdings	39	1798
Median Market Cap	$2,021.8m	$655.9m
Average Weighted Market Cap	$2,364.1m	$2,865.5m
Price-to-Book	1.5x	1.3x

Source: FactSet Research

TOP TEN HOLDINGS

(as of 12/31/12)

(% of net assets)

Vishay Intertechnology, Inc.	3.5
Cooper Tire & Rubber Co..	3.1
Worthington Industries, Inc.	3.0
Endurance Specialty Holdings	3.0
Gulfport Energy Corp.	2.9
Lender Processing Services, Inc.	2.9
Lincoln Electric Holdings, Inc.	2.8
Trinity Industries, Inc.	2.8
Bank of the Ozarks, Inc.	2.8
Halcon Resources Corp.	2.7
Total % of Portfolio	29.5

Fund holdings and asset allocations are subject to change, and are not recommendations to buy or sell any security.

SECTOR ALLOCATION

(as of 12/31/12)
(% of net assets)

	WSCVX	Russell 2500 Value
Industrials	22.7	14.3
Financials	22.5	32.3
Information Technology	12.9	9.5
Consumer Discretionary	12.0	11.5
Energy	8.2	7.2
Consumer Staples	7.6	2.5
Materials	7.3	7.1
Healthcare	3.6	6.1
Telecom Services	0.0	1.1
Utilities	0.0	8.4
	96.7	100.0
Net Cash*	3.3	

** Net cash represents cash equivalents and other assets less liabilities. Sectors are defined by GICS. Allocations are subject to change.*

TOP FIVE HOLDINGS PROFILE (12/31/12)

Vishay Intertechnology, Inc. (3.5%)

Engages in the manufacture and supply of semiconductors and passive electronic components in the United States, Europe, and Asia.

Cooper Tire & Rubber Co. (3.1%)

Manufactures and markets replacement tires in North America and internationally.

Worthington Industries, Inc. (3.0%)

Operates as a diversified metals processing company that focuses on steel processing and manufactured metal products in the United States, Canada, Europe, and internationally.'

Endurance Specialty Holdings (3.0%)

Underwrites specialty lines of personal and commercial property and casualty insurance and reinsurance worldwide.

Gulfport Energy Corp. (2.9%)

Engages in the exploration, development, and production of oil and natural gas properties in Louisiana, Texas, Colorado and Canada.

Fund holdings and asset allocations are subject to change and are not recommendations to buy or sell any security. Investors should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. You may obtain a prospectus by calling (888) 925-8428. The prospectus should be read carefully before investing.

WALTHAUSEN FUNDS
(888) 925-8428
www.walthausenfunds.com